Supplementary cash flow information - Financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash used in financing activities excluding equity
Net change in unsecured committed revolving credit facility	$ (334,370)	$ 139,575
Repayment of debt assumed in business acquisitions	(28,281)	(2,141)
Settlement of derivative financial instruments	(3,903)	(554)
Non-cash financing activities
Additions, disposals/retirements and change in estimates and lease modifications of right-of-use assets (New obligations under finance leases for 2019)	(102,584)	0
Long-term debt
Financing activities
Balance, beginning of year	2,331,207	1,800,893
Cash used in financing activities excluding equity
Net change in unsecured committed revolving credit facility	(334,370)	139,575
Increase of long-term debt	1,807,167	686,810
Repayment of long-term debt and lease liabilities	(106,496)	(355,406)
Repayment of debt assumed in business acquisitions	(28,281)	(2,141)
Settlement of derivative financial instruments	0	0
Non-cash financing activities
Additions, disposals/retirements and change in estimates and lease modifications of right-of-use assets (New obligations under finance leases for 2019)	0	12,095
Additions through business acquisitions (Note 27)	19,333	9,828
Changes in foreign currency exchange rates	(77,126)	25,304
Other	6,000	14,249
Balance, end of year	3,587,095	2,331,207
Derivative financial instruments to hedge long-term debt
Financing activities
Balance, beginning of year	(29,894)	43,217
Cash used in financing activities excluding equity
Net change in unsecured committed revolving credit facility	0	0
Increase of long-term debt	0	0
Repayment of long-term debt and lease liabilities	0	0
Repayment of debt assumed in business acquisitions	0	0
Settlement of derivative financial instruments	(3,903)	(554)
Non-cash financing activities
Additions, disposals/retirements and change in estimates and lease modifications of right-of-use assets (New obligations under finance leases for 2019)	0	0
Additions through business acquisitions (Note 27)	0	0
Changes in foreign currency exchange rates	66,031	(72,557)
Other	0	0
Balance, end of year	32,234	(29,894)
Lease liabilities
Financing activities
Balance, beginning of year	0
Cash used in financing activities excluding equity
Net change in unsecured committed revolving credit facility	0
Increase of long-term debt	0
Repayment of long-term debt and lease liabilities	(175,320)
Repayment of debt assumed in business acquisitions	0
Settlement of derivative financial instruments	0
Non-cash financing activities
Additions, disposals/retirements and change in estimates and lease modifications of right-of-use assets (New obligations under finance leases for 2019)	102,584
Additions through business acquisitions (Note 27)	13,592
Changes in foreign currency exchange rates	31,766
Other	(7,777)
Balance, end of year	$ 876,370	$ 0